Revenue - Summary of a Reconciliation of Deferred Revenue Balances to Invoiced Billings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Detailed Information of Reconciliation of Deferred Revenue [Abstract]
Balance, beginning of year	$ 142,604	$ 134,428
Billings	138,362	112,847
Revenue recognized	(120,784)	(104,671)
Balance, end of year	160,182	142,604
Less: current portion	(93,303)	(80,844)
Non-current contract liabilities	$ 66,879	$ 61,760